Financial instruments and risk management - Liquidity risk Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying amount
Lease liabilities	$ 3,071,680	$ 1,174,016
Short-term borrowings	106,503	122,501
Trade and other payables	1,086,214	398,876
0-1 year
Carrying amount
Lease liabilities	893,004	362,176
More that 5 years
Carrying amount
Lease liabilities	197,211	223,812
Liquidity risk
Carrying amount
Debentures		423,700
Long-term loans and other liabilities	142,919	108,444
Lease liabilities	3,071,680	1,174,016
Short-term borrowings	106,503	122,501
Trade and other payables	534,440	365,354
Total	3,855,542	2,194,015
Contractual cash flows
Debentures		471,815
Long-term loans and other liabilities	166,955	148,775
Lease liabilities	3,436,482	1,456,107
Short-term borrowings	106,881	123,139
Trade and other payables	534,440	365,354
Total	4,244,758	2,565,190
Liquidity risk | 0-1 year
Carrying amount
Debentures		13,004
Long-term loans and other liabilities	27,817	20,009
Lease liabilities	1,022,707	455,343
Short-term borrowings	106,881	123,139
Trade and other payables	534,440	365,354
Total	1,691,845	976,849
Liquidity risk | 1-2 years
Carrying amount
Debentures		13,083
Long-term loans and other liabilities	42,008	16,266
Lease liabilities	912,608	292,926
Total	954,616	322,275
Liquidity risk | 2-5 years
Carrying amount
Debentures		445,728
Long-term loans and other liabilities	97,130	34,966
Lease liabilities	1,267,067	449,090
Total	1,364,197	929,784
Liquidity risk | More that 5 years
Carrying amount
Long-term loans and other liabilities		77,534
Lease liabilities	234,100	258,748
Total	$ 234,100	$ 336,282